Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of Cash and Cash Equivalents

	2024 $	2023 $
Cash on hand	1,000	1,000
Cash at bank	3,543,837	3,701,567
Total cash and cash equivalents	3,544,837	3,702,567

Cash as per above	3,544,837	3,702,567
Balance as per statement of cash flows	3,544,837	3,702,567